Summary of Significant Accounting Policies (Tables)	5 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Earnings Per Share [Abstract]
Schedule of Earnings Per Share Basic And Diluted
The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

For the Period from July 31, 2020 (inception) Through December 31, 2020
Redeemable Class A Ordinary Shares
Numerator: Earnings allocable to Redeemable Class A Ordinary Shares
Interest Income	$4,193

Redeemable Net Earnings	$4,193
Denominator: Weighted Average Redeemable Class A Ordinary Shares
Redeemable Class A Ordinary Shares, Basic and Diluted	20,737,202
Net Income Per Share/Basic and Diluted Redeemable Class A Ordinary Shares	$—

Non-Redeemable Class B Ordinary Shares
Numerator: Net Income (Loss) minus Redeemable Net Earnings
Net Income (Loss)	$(4,861,190)
Redeemable Net Earnings	$(4,193)

Non-Redeemable Net Loss	$(4,865,383)
Denominator: Weighted Average Non-Redeemable Class B Ordinary Shares
Non-Redeemable Class B Ordinary Shares, Basic and Diluted	5,184,300
Net Loss Per Share/Basic and Diluted Non-Redeemable Class B Ordinary Shares	$(0.94)

The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

	Three Months Ended June 30, 2021	Six Months Ended June 30, 2021
Redeemable Class A Ordinary Shares
Numerator: Earnings allocable to Redeemable Class A Ordinary Shares Interest Income	7,525	17,229

Redeemable Net Earnings	$7,525	$17,229
Denominator: Weighted Average Redeemable Class A Ordinary Shares Redeemable Class A Ordinary Shares, Basic and Diluted	20,737,202	20,737,202

Basic and diluted earnings per share – Redeemable Class A Ordinary Shares	$0.00	$0.00

Non-Redeemable Class B Ordinary Shares
Numerator: Net Income (Loss) minus Redeemable Net Earnings Net Income (Loss)	$21,269,658	$(12,401,958)
Redeemable Net Earnings	(7,525)	(17,229)

Non-Redeemable Net Income (Loss)	$21,262,133	$(12,419,187)
Denominator: Weighted Average Non-Redeemable Class B Ordinary Shares Non-Redeemable Class B Ordinary Shares, Basic and Diluted (1)	5,184,300	5,184,300

Basic and diluted earnings (loss) per share – Non-Redeemable Class B Ordinary Shares	$4.10	$(2.40)

(1)	As of June 30, 2021, basic and diluted shares are the same as there are no non-redeemable securities that are dilutive to the Company’s ordinary shareholders.